OTHER ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Long-Term Assets
Long term note receivable from a related party	$ 24,000	$ 24,000	$ 24,000
Minority and other investments	10,525	10,621	11,292
Tax benefit (Note 17)		3,300	3,500
Equity method investment		1,207	2,291
Long term deposits		1,754	2,071
Other	6,700	6,471
Other Long-Term Assets, total	41,225	41,092	43,355
Accrued Expenses
Accrued compensation and related costs	19,644	38,232	16,949
Lease Liabilities	10,670
Accrued contingent consideration	9,790	9,456
Interest payable	8,802	9,750	9,750
Accrued legal costs		3,436	1,483
Accrued taxes		1,762	1,006
Accrued restructuring		1,033	4,702
Derivative liabilities		686	1,827
Other	5,129	9,131
Accrued expenses, total	54,035	66,569	37,059
Other Long-Term Liabilities
Derivative liabilities (net of current portion)	1,857	13,073	31,325
Accrued contingent consideration (net of current portion)	4,680	4,583
Deferred rent (net of current portion)		3,370	3,953
Deferred revenue (net of current portion)		3,387	948
Accrued restructuring (net of current portion)		1,441	1,995
Other	3,196	9,305
Other Long-Term Liabilities, total	$ 9,733	$ 26,961	$ 39,548